Business Combinations (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Unaudited Pro Forma Information

The pro forma adjustments were based upon available information and upon certain assumptions that management believes were reasonable.

Millions of Yen
2011
Total net revenues	¥260,566
Net income attributable to KONAMI CORPORATION	7,087

TAKASAGO [Member]
Summary of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Millions of Yen
Current assets	¥6,686
Property and equipment	530
Identifiable intangible assets	8,413
Other assets	457

Total assets acquired	16,086

Current liabilities	5,352
Long-term liabilities	3,715

Total liabilities assumed	9,067

Net assets acquired	7,019

4K Acquisition Corp. [Member]
Summary of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired at the acquisition date:

Millions of Yen
Current assets	¥125
Property and equipment	7
Identifiable intangible assets	1,001
Other assets	31

Total assets acquired	¥1,164